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                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hambrecht & Quist Capital Management LLC
Address: 30 Rowes Wharf, 4th floor
         Boston, MA 02118

Form 13F File Number: 28-_______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Carolyn P. Haley
Title: Chief Compliance Officer
Phone: 617-772-8500

Signature, Place, and Date of Signing:


/s/ Carolyn P. Haley              Boston, MA     8/8/07
------------------------------
        [Signature]              [City, State]    [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-___________________   _______________________
     [Repeat as necessary.]


                                        9

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                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total: $532,288
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.        Form 13F File Number   Name

   ________   28-_________________   ___________________________________________

   [Repeat as necessary.]


                                       10

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                                    FORM 13F

Name of Reporting Manager: HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC

Page 1 of 1                                                       (SEC USE ONLY)

                                                                                                                    COLUMN 8
                                                                                      COLUMN 6                  VOTING AUTHORITY
                                                                               INVESTMENT DISCRETION                (SHARES)
                                                                               ---------------------          --------------------
                                                                                       (b)
                                                                                     SHARED-
COLUMN 1                     COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5              AS
------------------------- -------------- --------- -------- ------------------       DEFINED   (c)    COLUMN 7
                                                     VALUE  SHARES OR SH/ PUT/ (a)     IN    SHARED-   OTHER   (a)  (b)
NAME OF ISSUER            TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL SOLE INSTR. V  OTHER   MANGERS SOLE SHARED (c) NONE
------------------------- -------------- --------- -------- --------- --- ---- ---- -------- ------- -------- ---- ------ --------
ACADIA Pharmaceuticals,
Inc.                          Common     004225108   14,611 1,068,868  SH      Sole                     NA    Sole
Adams Respiratory
Therapeutics, Inc.            Common     00635P107   11,289   286,600  SH      Sole                     NA    Sole
Akorn, Inc.                   Common     009728106    6,413   917,489  SH      Sole                     NA    Sole
Align Technology, Inc.        Common     016255101   15,317   634,000  SH      Sole                     NA    Sole
Alkermes, Inc.                Common     01642T108    5,066   347,000  SH      Sole                     NA    Sole
Allergan, Inc.                Common     018490102    2,548    44,200  SH      Sole                     NA    Sole
Alnylam Pharmaceuticals,
Inc.                          Common     02043Q107    2,203   145,000  SH      Sole                     NA    Sole
American Medical Systems
Holdings, Inc.                Common     02744M108    6,891   382,000  SH      Sole                     NA    Sole
Amgen, Inc.                   Common     031162100   18,290   330,800  SH      Sole                     NA    Sole
Amylin Pharmaceuticals,
Inc.                          Common     032346108   11,298   274,500  SH      Sole                     NA    Sole
Applied Biosystems Group      Common     038020103   11,361   372,000  SH      Sole                     NA    Sole
Array BioPharma, Inc.         Common     04269X105      934    80,000  SH      Sole                     NA    Sole
Avalon Pharmaceuticals,
Inc.                          Common     05346P106    1,732   405,721  SH      Sole                     NA    Sole
Barr Pharmaceuticals,
Inc.                          Common     068306109    5,761   114,700  SH      Sole                     NA    Sole
Becton, Dickinson and
Company                       Common     075887109   10,460   140,400  SH      Sole                     NA    Sole
Biogen Idec Inc.              Common     09062X103    7,677   143,500  SH      Sole                     NA    Sole
BioMarin Pharmaceuticals,
Inc.                          Common     09061G101    4,157   231,700  SH      Sole                     NA    Sole
Caraco Pharmaceutical
Laboratories, Inc.            Common     14075T107    3,341   220,100  SH      Sole                     NA    Sole
Celgene Corp.                 Common     151020104   20,805   362,900  SH      Sole                     NA    Sole
Critical Therapeutics,
Inc.                          Common     22674T105      995   456,205  SH      Sole                     NA    Sole
Cubist Pharmaceuticals,
Inc.                          Common     229678107   11,612   589,139  SH      Sole                     NA    Sole
CVS Caremark Corporation      Common     126650100    7,290   200,000  SH      Sole                     NA    Sole
Cytyc Corp.                   Common     232946103    9,592   222,500  SH      Sole                     NA    Sole
deCODE Genetics, Inc.          Note      243586AB0      509   700,000  SH      Sole                     NA    Sole
Eclipsys Corporation          Common     278856109    4,045   204,300  SH      Sole                     NA    Sole
Emageon, Inc.                 Common     29076V109    7,202   798,424  SH      Sole                     NA    Sole
Encysive Pharmaceuticals,
Inc.                          Common     29256X107    1,328 2,100,000  SH      Sole                     NA    Sole
eResearch Technology,
Inc.                          Common     29481V108    7,465   785,000  SH      Sole                     NA    Sole
Exelixis, Inc.                Common     30161Q104    7,761   641,430  SH      Sole                     NA    Sole
Genentech, Inc.               Common     368710406    6,976    92,200  SH      Sole                     NA    Sole
Genzyme Corporation           Common     372917104   15,479   240,350  SH      Sole                     NA    Sole
Gilead Sciences, Inc.         Common     375558103   28,116   725,200  SH      Sole                     NA    Sole
GlaxoSmithKline PLC        Sponsored ADR 37733W105    7,856   150,000  SH      Sole                     NA    Sole
HealthExtras, Inc.            Common     422211102    3,798   128,400  SH      Sole                     NA    Sole
IDEXX Laboratories, Inc.      Common     45168D104   15,206   160,688  SH      Sole                     NA    Sole
Indevus Pharmaceuticals,
Inc.                          Common     454072109    1,346   200,000  SH      Sole                     NA    Sole
Inspire Pharmaceuticals,
Inc.                          Common     457733103    3,368   532,915  SH      Sole                     NA    Sole
Inverness Medical
Innovations, Inc.             Common     46126P106    6,061   118,800  SH      Sole                     NA    Sole
Laboratory Corp. of
America Holdings,             Common     50540R409   10,174   130,000  SH      Sole                     NA    Sole
Lexicon Genetics, Inc.        Common     528872104    2,614   814,191  SH      Sole                     NA    Sole
Martek Biosciences
Corporation                   Common     572901106    6,289   242,161  SH      Sole                     NA    Sole
Matritech, Inc.               Common     576818108      528 1,601,039  SH      Sole                     NA    Sole
Medarex, Inc.                 Common     583916101    3,877   271,300  SH      Sole                     NA    Sole
Medco Health Solutions,
Inc.                          Common     58405U102    9,320   119,500  SH      Sole                     NA    Sole
Medwave, Inc.                 Common     585081102      345 1,277,372  SH      Sole                     NA    Sole
Mentor Corporation            Common     587188103    9,804   241,000  SH      Sole                     NA    Sole
MGI PHARMA, Inc.              Common     552880106    5,648   252,500  SH      Sole                     NA    Sole
Momenta Pharmaceuticals,
Inc.                          Common     60877T100    6,978   692,259  SH      Sole                     NA    Sole
National Med Health Card
Systems, Inc.                 Common     636918302    1,261    79,020  SH      Sole                     NA    Sole

                                                                                                                    COLUMN 8
                                                                                      COLUMN 6                  VOTING AUTHORITY
                                                                               INVESTMENT DISCRETION                (SHARES)
                                                                               ---------------------          --------------------
                                                                                       (b)
                                                                                     SHARED-
COLUMN 1                     COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5              AS
------------------------- -------------- --------- -------- ------------------       DEFINED   (c)    COLUMN 7
                                                     VALUE  SHARES OR SH/ PUT/ (a)     IN    SHARED-   OTHER   (a)  (b)
NAME OF ISSUER            TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRN CALL SOLE INSTR. V  OTHER   MANGERS SOLE SHARED (c) NONE
------------------------- -------------- --------- -------- --------- --- ---- ---- -------- ------- -------- ---- ------ --------
Natus Medical, Inc.           Common     639050103    4,101   257,600  SH      Sole                     NA    Sole
NitroMed, Inc.                Common     654798503    1,533   696,600  SH      Sole                     NA    Sole
Omrix Biopharmaceuticals,
Inc.                          Common     681989109    1,184    38,500  SH      Sole                     NA    Sole
Panacos Pharmaceuticals,
Inc.                          Common     69811Q106      979   303,000  SH      Sole                     NA    Sole
PAREXEL International
Corp.                         Common     699462107    5,047   120,000  SH      Sole                     NA    Sole
PDL BioPharma Inc.            Common     69329Y104    5,571   239,080  SH      Sole                     NA    Sole
PerkinElmer, Inc.             Common     714046109   11,464   439,900  SH      Sole                     NA    Sole
Pharmaceutical Product
Development, Inc.             Common     717124101    4,535   118,500  SH      Sole                     NA    Sole
Phase Forward, Inc.           Common     71721R406    2,525   150,000  SH      Sole                     NA    Sole
Quest Diagnostics, Inc.       Common     74834L100    4,494    87,000  SH      Sole                     NA    Sole
Schering-Plough
Corporation                   Common     806605101    2,545    83,600  SH      Sole                     NA    Sole
Senomyx, Inc.                 Common     81724Q107    2,352   174,250  SH      Sole                     NA    Sole
Sepracor Inc.                 Common     817315104    3,733    91,000  SH      Sole                     NA    Sole
Shire PLC                  Sponsored ADR 82481R106   10,074   135,900  SH      Sole                     NA    Sole
Stryker Corporation           Common     863667101    8,990   142,500  SH      Sole                     NA    Sole
Symmetry Medical, Inc.        Common     871546206    7,278   454,600  SH      Sole                     NA    Sole
Synta Pharmaceuticals
Corp.                         Common     87162T206    1,945   234,299  SH      Sole                     NA    Sole
Teva Pharmaceutical
Industries, Ltd. ADR            ADR      881624209   23,561   571,177  SH      Sole                     NA    Sole
Thermo Fisher Scientific,
Inc.                          Common     883556102   12,723   246,000  SH      Sole                     NA    Sole
Third Wave Technologies,
Inc.                          Common     88428W108    2,633   450,073  SH      Sole                     NA    Sole
UnitedHealth Group, Inc.      Common     91324P102    8,796   172,000  SH      Sole                     NA    Sole
Vertex Pharmaceuticals,
Inc.                          Common     92532F100   12,138   425,000  SH      Sole                     NA    Sole
VNUS Medical
Technologies, Inc.            Common     928566108    5,923   441,983  SH      Sole                     NA    Sole
WellPoint, Inc.               Common     94973V107   11,655   146,000  SH      Sole                     NA    Sole
Wyeth                         Common     983024100    5,677    99,000  SH      Sole                     NA    Sole
Xenoport, Inc.                Common     98411C100    5,215   117,400  SH      Sole                     NA    Sole
XTENT, Inc.                   Common     984141101      678    67,765  SH      Sole                     NA    Sole
Zix Corp.                     Common     98974P100    1,942 1,049,500  SH      Sole                     NA    Sole
COLUMN TOTALS                                      $532,288